Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Fair Value, Liabilities Measured on Recurring Basis

The following table represents the Company’s financial liabilities measured at fair value on a recurring basis as of December 31, 2022:

(in thousands)	Level 1	Level 2	Level 3	Total
Warrant Liabilities:
Public Warrants	$15,198	$—	$—	$15,198
Private Placement Warrants	—	14,151	—	14,151
Total Warrant Liabilities as of December 31, 2022	$15,198	$14,151	$—	$29,349